Salaries and other employee expenses (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Sharebased Payment Arrangements [Line Items]
Restricted shares, charged against income		$ 570	$ 739	$ 788
Restricted shares to Directors		1,400	1,500	1,700
Cost pending amortization		$ 1,100
Duration of amortisation of restricted cash		2 years 3 months 18 days
Vested shares, Fair value		$ 1,400	1,300	1,800
Amortization cost, Restricted shares		359	503	811
Balance outstanding, Restricted shares		321
Weighted average fair value at measurement date, share options vested		$ 168	1,000	1,400
Expiration period		7 years
Exercise rate of outstanding share options		25.00%
Amortisation cost charged against income		$ 14	118
Intrinsic value, exercised options			406	593
Exercise price, share options granted			2,500	3,500
Wages and salaries		$ 13,232	$ 18,487	$ 16,191
Restricted Shares Amortization Over the Year		3.1 years
Class E shares [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Description of lapse of restriction on shares		Restricted stock loses their restriction from the year following the anniversary date, as follows: 35% in the first and second year, and 30% in the third year.
Percentage of vesting of restricted share		25.00%
Number of shares issued		57,000	57,000	57,000
Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options		$ 355	$ 581	$ 650
Wages and salaries		87	102	163
Maximum | Key management personnel of entity or parent [member] | Class E shares [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number Of Shares To Be Granted	3,000,000
Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, Restricted shares granted		$ 1,300	$ 1,600	$ 1,600
share-based payment arrangements, Tranche two [Member] | Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		35.00%
share-based payment arrangements, Tranche three [Member] | Restricted Stocks [Member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		30.00%